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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                      Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer High Income Trust

 SCHEDULE OF INVESTMENTS 6/30/11 (Consolidated) (unaudited)

 Principal

 S&P/Moody's

 Amount

 Ratings

 USD ($)

 (unaudited)

  Value

 ASSET BACKED SECURITIES - 2.7% of Net Assets

 TRANSPORTATION - 0.7%

 Airlines - 0.7%

           937,446

 (a)

 B-/Caa2

 Aviation Capital Group Trust, 0.667%, 11/15/25 (144A)

  $             618,714

        2,000,000

 (a)

 CCC+/Caa2

 Lease Investment Flight Trust, 0.577%, 7/15/31

              1,340,000

        2,368,639

 (a)

 CCC/Ca

 Loan Beach Mortgage Loan Trust, 0.376%, 3/25/46

                 890,215

 Total Transportation

  $          2,848,929

 BANKS - 0.8%

 Thrifts & Mortgage Finance - 0.8%

           531,442

 (a)

 AA+/Baa2

 ACE Securities Corp., 1.086%, 12/25/34

  $             401,791

        1,796,451

 (a)

 B-/Caa1

 Aircraft Finance Trust, 0.667%, 5/15/24 (144A)

              1,041,941

             75,278

 (a)

 B-/Ba3

 Aircraft Finance Trust, 0.687%, 5/15/24 (144A)

                   70,762

           247,057

 (a)

 B-/Caa3

 Amortizing Residential Collateral Trust, 1.461%, 1/25/32

                   90,768

           280,000

 (a)

 CCC/B2

 Bear Stearns Asset Backed Securities Trust, 0.636%, 1/25/47

                 111,311

           521,667

 (a)

 B/Caa1

 Citigroup Mortgage Loan Trust, Inc., 0.246%, 7/25/45

                 426,803

           173,090

 (a)

 AAA/Caa2

 FBR Securitization Trust, 0.886%, 10/25/35

                 101,766

           965,000

 (a)

 BBB/B2

 Home Equity Asset Trust, 0.296%, 3/25/37

                 788,635

           250,000

 (a)

 CCC/B3

 Security National Mortgage Loan Trust, 6.55%, 4/25/37 (144A)

                 181,250

 Total Banks

  $          3,215,027

 DIVERSIFIED FINANCIALS - 0.3%

 Investment Banking & Brokerage - 0.1%

           500,000

 BBB-/NR

 Bear Stearns Commercial Mortgage Securities, 6.94%, 2/15/35 (144A)

  $             493,039

 Specialized Finance - 0.2%

           850,000

 BBB-/Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (144A)

  $             860,625

 Total Diversified Financials

  $          1,353,664

 UTILITIES - 0.8%

 Multi-Utilities - 0.8%

        3,457,388

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

  $          3,353,666

 Total Utilities

  $          3,353,666

 TOTAL ASSET BACKED SECURITIES

 (Cost $10,059,600)

  $        10,771,286

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6% of Net Assets

 BANKS - 0.6%

 Thrifts & Mortgage Finance - 0.6%

           293,425

 (a)

 AA+/Ba3

 Carrington Mortgage Loan Trust, 0.306%, 2/25/37

  $             279,577

        1,504,000

 (a)

 BBB+/Caa2

 Carrington Mortgage Loan Trust, 0.386%, 2/25/37

                 712,159

           358,383

 (a)

 CCC/Caa3

 Countrywide Alternative Loan Trust, 0.516%, 10/25/35

                 214,733

           205,573

 (a)

 B+/B1

 JPMorgan Mortgage Trust, 2.97%, 11/25/35

                 197,559

           313,589

 (a)

 D/C

 Luminent Mortgage Trust, 0.446%, 7/25/36

                     6,530

           757,839

 (a)

 AAA/Caa1

 WaMu Mortgage Pass Through Certificates, 0.416%, 4/25/45

                 627,799

           517,506

 (a)

 CCC/NR

 WaMu Mortgage Pass Through Certificates, 5.483%, 12/25/36

                 453,017

 Total Banks

  $          2,491,374

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $3,214,118)

  $          2,491,374

 CORPORATE BONDS & NOTES - 105.4% of Net Assets

 ENERGY - 14.4%

 Coal & Consumable Fuels - 2.8%

        1,350,000

 BB/Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

  $          1,572,750

        2,329,000

 BB-/B1

 Drummond Co., Inc., 9.0%, 10/15/14 (144A)

              2,451,272

        3,890,000

 B/Caa1

 Foresight Energy LLC, 9.625%, 8/15/17 (144A)

              4,128,262

        1,166,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

              1,224,300

        1,900,000

 B-/Caa1

 Xinergy Corp., 9.25%, 5/15/19 (144A)

              1,919,000

  $        11,295,584

 Integrated Oil & Gas - 0.8%

        2,740,000

 BB-/B1

 Northern Tier Energy LLC, 10.5%, 12/1/17 (144A)

  $          3,020,850

 Oil & Gas Drilling - 2.2%

 NOK

        2,000,000

 (a)

 NR/NR

 Aker Drilling ASA, 9.75%, 2/24/16

  $             365,300

 NOK

        3,500,000

 NR/NR

 Aker Drilling ASA, 11.0%, 2/24/16

                 642,537

        2,462,564

 NR/NR

 DDI Holding AS, 9.3%, 1/19/12 (144A)

              2,450,251

           500,000

 B-/Caa1

 Hercules Offshore, Inc., 10.5%, 10/15/17 (144A)

                 522,500

        1,700,000

 NR/NR

 Ocean Rig UDW, Inc., 9.5%, 4/27/16

              1,695,750

        1,085,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

              1,179,937

        1,900,000

 B/NR

 Pioneer Drilling Co., 9.875%, 3/15/18

              2,033,000

  $          8,889,275

 Oil & Gas Equipment & Services - 3.5%

        4,073,000

 B+/B1

 American Petroleum Tankers LLC, 10.25%, 5/1/15

  $          4,256,285

        3,000,000

 B+/B3

 Aquilex Holdings LLC, 11.125%, 12/15/16

              2,917,500

           600,000

 (b)

 NR/NR

 DP Producer AS, 0.0%, 12/5/11 (144A)

                     6,000

        3,015,000

 B-/B2

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

              2,909,475

        1,260,000

 NR/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19 (144A)

              1,241,100

           238,581

 (b)

 NR/NR

 Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)

                        238

           385,386

 (b)

 NR/NR

 PetroProd, Ltd., 0.0%, 1/12/12 (144A)

                        385

           820,000

 (a)

 NR/NR

 Sevan Marine ASA, 3.417%, 5/14/13  (144A)

                 656,000

           800,000

 NR/NR

 Sevan Marine ASA, 12.0%, 8/10/15 (144A)

                 656,000

 NOK

        4,500,000

 NR/NR

 Sevan Marine ASA, 13.25%, 8/10/15

                 687,733

 NOK

        6,000,000

 B/B3

 Sevan Marine ASA, 14.0%, 12/22/14

                 525,585

  $        13,856,301

 Oil & Gas Exploration & Production - 3.7%

           775,000

 BB-/B2

 Berry Petroleum Co., 10.25%, 6/1/14

  $             885,437

           390,000

 BB-/B1

 Denbury Resources, Inc., 9.75%, 3/1/16

                 435,825

        1,750,000

 BB-/B2

 Hilcorp Energy I LP,  9.0%, 6/1/16 (144A)

              1,830,937

           678,000

 B/B2

 Linn Energy LLC, 11.75%, 5/15/17

                 816,990

        2,400,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

              2,364,000

        2,125,000

 (c)

 NR/NR

 Norse Energy Corp. ASA, 8.5%, 7/14/13 (144A)

              1,806,250

 NOK

        2,000,000

 NR/NR

 Norwegian Energy Co. AS, 10.25%, 4/27/16

                 354,117

 NOK

        5,000,000

 NR/NR

 Norwegian Energy Co. AS, 12.9%, 11/20/14

                 852,678

        3,660,000

 B-/B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

              3,605,100

        1,497,000

 (d)

 B-/Caa1

 Rosetta Resources, Inc., 9.5%, 4/15/18

              1,657,927

  $        14,609,261

 Oil & Gas Refining & Marketing - 0.9%

        1,000,000

 BB-/B3

 Coffeyville Resources LLC, 10.875%, 4/1/17 (144A)

  $          1,135,000

        2,215,000

 BB+/Ba1

 Tesoro Corp., 9.75%, 6/1/19

              2,475,262

  $          3,610,262

 Oil & Gas Storage & Transportation - 0.5%

           350,000

 (a)

 BB/Ba1

 Enterprise Products Operating LLC, 8.375%, 8/1/66

  $             378,875

        1,524,000

 (a)

 BB/Ba1

 Southern Union Co., 7.2%, 11/1/66

              1,417,320

  $          1,796,195

 Total Energy

  $        57,077,728

 MATERIALS - 18.2%

 Aluminum - 0.6%

        1,031,694

 (a)(e)

 B/B2

 Noranda Aluminum Acquisition Corp., 4.417%, 5/15/15

  $             980,109

        1,320,000

 B/B2

 Novelis, Inc., 8.75%, 12/15/20

              1,425,600

  $          2,405,709

 Commodity Chemicals - 2.5%

        3,250,000

 NR/WR

 Basell Finance Co., 8.1%, 3/15/27 (144A)

  $          3,623,750

        1,350,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

              1,383,750

        4,500,000

 BBB-/Ba1

 Methanex Corp., 8.75%, 8/15/12

              4,780,471

  $          9,787,971

 Construction Materials - 2.1%

        5,690,000

 CCC+/B3

 AGY Holding Corp., 11.0%, 11/15/14

  $          5,462,400

        3,000,000

 B/Caa2

 Texas Industries, Inc., 9.25, 8/15/20

              2,902,500

  $          8,364,900

 Diversified Chemicals - 1.6%

 EURO

           350,000

 CCC/Caa3

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

  $             493,492

        2,625,000

 (d)

 CCC/Caa2

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)

              2,592,187

        1,775,000

 NR/NR

 Kinove German Bondco GmbH, 9.625, 6/15/18 (144A)

              1,850,437

 EURO

           950,000

 NR/Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

              1,363,583

  $          6,299,699

 Diversified Metals & Mining - 1.4%

        2,180,000

 (b)

 NR/WR

 Aleris International, Inc., 10.0%, 12/15/16

  $                    218

           625,000

 B-/NR

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

                 621,875

        4,070,000

 BBB/Baa2

 Teck Resources, Ltd., 10.25%, 5/15/16

              4,863,650

  $          5,485,743

 Metal & Glass Containers - 1.4%

        1,500,000

 (e)

 B-/Caa1

 Ardagh Group SA, 11.125%, 6/1/18 (144A)

  $          1,489,443

        1,450,000

 CCC+/B3

 BWAY Holdings Co., 10.0%, 6/15/18

              1,582,312

        2,534,124

 (e)

 CCC+/Caa1

 BWAY Holdings Co., 10.125%, 11/1/15 (144A)

              2,534,123

  $          5,605,878

 Paper Packaging - 4.5%

        2,000,000

 CCC/Caa1

 Berry Plastics Corp., 9.5%, 5/15/18

  $          1,985,000

        2,657,034

 (c)(e)

 NR/NR

 Corp Durango SAB de CV, 6.0%, 8/27/16

              2,431,186

        2,795,000

 CCC+/Caa1

 Graham Packaging Co., 9.875%, 10/15/14

              2,868,369

        3,847,000

 (d)

 B+/B2

 Graphic Packaging International, Inc., 9.5%, 8/15/13

              3,885,470

        2,500,000

 B/B3

 Pretium Packaging LLC, 11.5%, 4/1/16 (144A)

              2,531,250

        2,250,000

 B/B3

 U.S. Corrugated, Inc., 10.0%, 6/1/13

              2,227,500

        2,220,000

 CCC+/Caa1

 Exopack Holdings Corp., 10.0%, 6/1/18 (144A)

              2,203,350

  $        18,132,125

 Paper Products - 1.5%

        1,685,000

 B+/B1

 ABI Escrow Corp., 10.25%, 10/15/18 (144A)

  $          1,824,013

        2,000,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

              2,085,000

           600,000

 CCC+/B3

 Appleton Papers, Inc., 11.25%, 12/15/15

                 606,000

           405,000

 BB/Ba3

 Clearwater Paper Corp., 10.625%, 6/15/16

                 454,106

           776,000

 B/B3

 Mercer International, Inc., 9.5%, 12/1/17

                 832,260

  $          5,801,379

 Specialty Chemicals - 0.2%

           575,000

 (d)

 B/B1

 Vertellus Specialties, Inc., 9.375%, 10/1/15 (144A)

  $             595,125

 Steel - 2.4%

        4,660,000

 CCC+/Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

  $          4,333,800

        1,100,000

 B+/B3

 Atkore International, Inc., 9.875%, 1/1/18 (144A)

              1,155,000

        2,400,000

 BBB-/Ba1

 CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)

              2,778,000

        1,250,000

 B/B3

 Severstal Columbus LLC, 10.25%, 2/15/18

              1,381,250

  $          9,648,050

 Total Materials

  $        72,126,579

 CAPITAL GOODS - 8.2%

 Aerospace & Defense - 2.1%

        3,300,000

 (d)

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

  $          3,489,750

        1,465,000

 BB/Ba3

 BE Aerospace, Inc., 8.5%, 7/1/18

              1,598,681

           570,000

 BBB-/Ba3

 Digitalglobe, Inc., 10.5%, 5/1/14

                 633,412

        1,984,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17 (144A)

              2,033,600

           295,000

 BB-/Ba3

 GeoEye, Inc., 9.625%, 10/1/15

                 333,350

  $          8,088,793

 Building Products - 1.0%

        1,935,000

 (b)

 NR/WR

 Industrias Unidas SA de CV, 11.5%, 11/15/16 (144A)

  $          1,712,475

        2,375,000

 B-/Caa1

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18 (144A)

              2,196,875

  $          3,909,350

 Construction & Engineering - 0.3%

        1,500,000

 B+/Ba3

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

  $          1,531,874

 Construction & Farm Machinery & Heavy Trucks - 0.4%

           570,000

 B+/Caa1

 American Railcar Industries, Inc., 7.5%, 3/1/14

  $             582,825

           774,000

 (d)

 B+/B3

 Manitowoc Co., Inc., 9.5%, 2/15/18

                 840,758

  $          1,423,583

 Electrical Components & Equipment - 0.5%

        2,000,000

 B/B2

 WireCo WorldGroup, 9.5%, 5/15/17 (144A)

  $          2,110,000

 Industrial Conglomerates - 0.3%

        1,475,000

 B-/NR

 Little Traverse Bay Bands of Odawa Indians,  9.0%, 8/31/20 (144A)

  $          1,283,250

 Industrial Machinery - 2.2%

        3,180,000

 (b)

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14

  $               51,675

        1,080,000

 B/B3

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

              1,128,600

        5,170,000

 (d)

 CCC+/B3

 Mueller Water Products, Inc., 7.375%, 6/1/17

              4,859,800

        2,440,000

 B+/NR

 WPE International Cooperatief, 10.375%, 9/30/20 (144A)

              2,586,399

  $          8,626,474

 Trading Companies & Distributors - 1.4%

        1,790,000

 B-/B3

 Intcomex, Inc., 13.25%, 12/15/14

              1,830,275

        3,370,000

 B/B1

 Wesco Distribution, Inc., 7.5%, 10/15/17

              3,420,550

  $          5,250,825

 Total Capital Goods

  $        32,224,149

 COMMERCIAL & PROFESSIONAL SERVICES - 2.1%

 Diversified Support Services - 0.9%

               4,450

 (f)

 NR/Caa1

 MSX International UK, 12.5%, 4/1/12 (144A)

  $          3,738,000

 Environmental & Facilities Services - 0.4%

           892,000

 CCC+/B3

 Brickman Group Holdings, Inc., 9.125%, 11/1/18 (144A)

  $             898,690

           315,000

 BB-/B2

 Casella Waste Systems, Inc., 11.0%, 7/15/14

                 350,437

        1,275,000

 (a)(b)(g)

 NR/NR

 Ohio Air Quality Development Authority Revenue, 7.29%, 6/8/22 (144A)

                 133,492

  $          1,382,619

 Security & Alarm Services - 0.8%

        3,175,000

 CCC+/Caa1

 WP Rocket Merger Sub, Inc., 10.125%, 7/15/19 (144A)

  $          3,206,750

 Total Commercial & Professional Services

  $          8,327,369

 TRANSPORTATION - 2.5%

 Air Freight & Logistics - 1.3%

           500,000

 B/B2

 AMGH Merger Sub, Inc., 9.25%, 11/1/18 (144A)

  $             527,500

 EURO

           272,000

 NR/NR

 CEVA Group Plc, 10.0%, 12/1/16 (144A)

                 365,768

        3,351,000

 (d)

 CCC+/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

              3,526,928

           720,000

 CCC+/Caa1

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

                 783,000

  $          5,203,196

 Airlines - 0.2%

           881,000

 BB-/Ba2

 Delta Airlines, Inc., 9.5%, 9/15/14 (144A)

  $             939,366

 Railroads - 0.2%

           900,000

 (e)

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17 (144A)

  $             897,000

 Trucking - 0.8%

        1,375,000

 (d)

 B-/Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

  $          1,454,063

        1,430,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

              1,472,900

  $          2,926,963

 Total Transportation

  $          9,966,525

 AUTOMOBILES & COMPONENTS - 4.0%

 Auto Parts & Equipment - 3.8%

        1,250,000

 CCC+/Caa1

 Allison Transmission, Inc., 11.0%, 11/1/15 (144A)

  $          1,331,250

        2,761,300

 (e)

 NR/Caa1

 Allison Transmission, Inc., 11.25%, 11/1/15 (144A)

              2,982,204

        1,140,000

 B/B3

 International Automotive Components Group S.L., 9.125%, 6/1/18 (144A)

              1,165,650

           950,000

 B+/B1

 Pinafore LLC, 9.0%, 10/1/18 (144A)

              1,023,625

        4,760,000

 CCC/Caa1

 Stanadyne Corp., 10.0%, 8/15/14

              4,843,300

        1,500,000

 CCC-/Caa3

 Stanadyne Corp., 12.0%, 2/15/15

              1,533,750

        1,779,000

 (d)

 B+/B1

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

              1,916,873

  $        14,796,652

 Tires & Rubber - 0.2%

           756,000

 B+/B1

 Goodyear Tire & Rubber Co., 10.5%, 5/15/16

  $             850,500

 Total Automobiles & Components

  $        15,647,152

 CONSUMER DURABLES & APPAREL - 6.1%

 Homebuilding - 1.6%

        3,115,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

  $          2,686,688

           750,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 5/15/19 (144A)

                 645,000

        3,060,000

 B+/B1

 Meritage Homes Corp., 6.25%, 3/15/15

              3,014,100

  $          6,345,788

 Housewares & Specialities - 2.8%

        1,435,000

 B/B2

 Jarden Corp., 7.5%, 5/1/17

  $          1,490,606

        3,000,000

 B-/Caa1

 Reynolds Group Holdings, Ltd., 9.0%, 4/15/19 (144A)

              2,962,500

        3,690,000

 (d)

 B/B2

 Yankee Acquisition Corp., 8.5%, 2/15/15

              3,800,700

        1,500,000

 CCC+/B3

 Yankee Acquisition Corp., 9.75%, 2/15/17

              1,578,750

        1,425,000

 (e)

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (144A)

              1,428,563

  $        11,261,119

 Leisure Products - 1.7%

 EURO

        1,850,000

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

  $          2,548,110

        4,000,000

 B-/B2

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

              4,080,000

  $          6,628,110

 Total Consumer Durables & Apparel

  $        24,235,017

 CONSUMER SERVICES - 3.6%

 Buisness Services - 0.7%

        2,600,000

 B-/Caa2

 Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18

  $          2,379,000

 Casinos & Gaming - 0.7%

        1,650,000

 (b)

 NR/WR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)

  $             651,750

           975,000

 B+/B2

 FireKeepers Development Authority, 13.875%, 5/1/15 (144A)

              1,126,125

        1,375,000

 (b)

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)

                 123,750

           401,000

 (d)

 B/Caa1

 Pinnacle Entertainment, Inc., 8.75%, 5/15/20

                 420,048

           740,000

 CCC/Caa2

 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)

                 510,600

  $          2,832,273

 Education Services - 0.1%

           555,000

 B/B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17 (144A)

  $             549,450

 Hotels, Resorts & Cruise Lines - 0.4%

        1,500,000

 B-/B3

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19 (144A)

  $          1,545,000

 Restaurants - 1.1%

        4,055,000

 (c)(d)

 CCC+/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19  (144A)

  $          2,341,763

        1,400,000

 (d)

 B-/B3

 Burger King Corp., 9.875%, 10/15/18

              1,491,000

           705,000

 CCC+/Caa2

 Dunkin Finance Corp., 9.625%, 12/1/18 (144A)

                 711,162

  $          4,543,925

 Specialized Consumer Services - 0.6%

           500,000

 BB/Ba3

 Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18

  $             533,750

        1,750,000

 B-/B3

 Stonemor Operating LLC, 10.25%, 12/1/17

              1,741,250

  $          2,275,000

 Total Consumer Services

  $        14,124,648

 MEDIA - 6.4%

 Advertising - 1.5%

        2,900,000

 (d)

 B-/B3

 Affinity Group, Inc., 11.5%, 12/1/16 (144A)

  $          3,045,000

        2,690,000

 B+/B2

 MDC Partners, Inc., 11.0%, 11/1/16

              3,016,163

  $          6,061,163

 Broadcasting - 2.7%

           970,000

 NR/WR

 Hughes Network Systems LLC, 9.5%, 4/15/14

  $             994,250

        4,320,000

 NR/WR

 Hughes Network Systems LLC, 9.5%, 4/15/14

              4,428,000

        3,638,075

 (e)

 CCC+/Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

              3,910,931

           535,000

 B-/Caa1

 Telesat Canada, 11.0%, 11/1/15

                 585,156

           800,000

 B-/Caa1

 Telesat Canada, 12.5%, 11/1/17

                 960,000

  $        10,878,337

 Cable - 0.9%

        1,096,054

 B/B2

 CCH II LLC/CCH II Capital Corp., 13.5%, 11/30/16

  $          1,290,604

        1,500,000

 (d)

 CCC+/Caa2

 Ono Finance II PLC, 10.875%, 7/15/19 (144A)

              1,597,500

 EURO

           350,000

 NR/NR

 Ono Finance II PLC, 11.125%, 7/15/19 (144A)

                 530,282

  $          3,418,386

 Movies & Entertainment - 0.9%

        2,765,000

 CCC+/Caa1

 AMC Entertainment Holdings, Inc., 9.75%, 12/1/20 (144A)

  $          2,827,213

           600,000

 B-/B3

 Production Resource Group, Inc., 8.875%, 5/1/19 (144A)

                 595,500

  $          3,422,713

 Publishing - 0.4%

           400,000

 B-/Caa1

 Interactive Data Corp., 10.25%, 8/1/18 (144A)

  $             435,000

        1,400,000

 CCC+/Caa2

 TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)

              1,267,000

  $          1,702,000

 Total Media

  $        27,861,599

 RETAILING - 3.4%

 Automotive Retailing - 0.2%

           640,000

 (d)

 B-/Caa1

 Sonic Automotive, Inc., 8.625%, 8/15/13

  $             644,800

 Distributors - 0.8%

        2,862,000

 B/B3

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

  $          3,144,623

 Internet Retailing - 1.2%

        4,340,000

 B/B3

 Ticketmaster Entertainment, Inc., 10.75%, 8/1/16

  $          4,730,600

 Specialty Stores - 1.2%

        4,615,000

 (d)

 B+/B3

 Sally Holdings LLC, 10.5%, 11/15/16

  $          4,926,513

 Total Retailing

  $        13,446,536

 FOOD, BEVERAGE & TOBACCO - 5.4%

 Agricultural Products - 1.6%

        5,622,000

 B+/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

  $          6,127,980

 Brewers - 1.6%

        5,885,000

  A-/A3

  Cia Brasileira de Bebida, 10.5%, 12/15/11

  $          6,135,113

 Packaged Foods & Meats - 1.4%

           775,000

 NR/B1

 Bertin, Ltd., 10.25%, 10/5/16 (144A)

  $             852,500

        1,500,000

 B-/B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

              1,503,750

           500,000

 B+/B1

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

                 521,900

        3,000,000

 (d)

 BB-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18 (144A)

              2,775,000

  $          5,653,150

 Tobacco - 0.8%

        3,450,000

 B/B2

 Alliance One International, Inc., 10.0%, 7/15/16

  $          3,329,250

 Total Food, Beverage & Tobacco

  $        21,245,493

 HOUSEHOLD & PERSONAL PRODUCTS - 0.3%

 Personal Products - 0.3%

        1,050,000

 B/B2

 Revlon Consumer Products Corp., 9.75%, 11/15/15

  $          1,128,750

 Total Household & Personal Products

  $          1,128,750

 HEALTH CARE EQUIPMENT & SERVICES - 5.7%

 Health Care Equipment & Services - 0.7%

        3,000,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

  $          2,925,000

 Health Care Facilities - 1.4%

           535,000

 B-/B3

 HCA, Inc., 6.25%, 2/15/13

  $             553,725

        3,308,147

 (e)

 BB-/B2

 HCA, Inc., 9.625%, 11/15/16

              3,478,356

             84,000

 BB-/B2

 HCA, Inc., 9.875%, 2/15/17

                   93,450

        2,100,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 0.0%, 2/1/16

              1,383,375

  $          5,508,906

 Health Care Services - 2.2%

        1,987,000

 B-/Caa1

 Bioscrip, Inc., 10.25%, 10/1/15

  $          2,073,931

        2,527,000

 B-/NR

 Gentiva Health Services, Inc., 11.5%, 9/1/18

              2,665,985

        3,725,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

              3,846,063

  $          8,585,979

 Health Care Supplies - 1.4%

        1,000,000

 B/Caa1

 Bausch & Lomb, Inc., 9.875%, 11/1/15

  $          1,060,000

        4,085,000

 (e)

 B-/B3

 Biomet, Inc., 10.375%, 10/15/17

              4,513,925

  $          5,573,925

 Total Health Care Equipment & Services

  $        22,593,810

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES - 2.3%

 Biotechnology - 1.2%

        1,200,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

  $          1,242,000

        3,354,000

 B+/B3

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

              3,437,850

  $          4,679,850

 Life Sciences Tools & Services - 0.7%

           961,893

 (e)

 B/Caa1

 Catalent Pharma Solutions, Inc., 9.5%, 4/15/15

  $             961,893

        1,344,000

 B+/B3

 PharmaNet Development Group, Inc., 10.875%, 4/15/17 (144A)

              1,680,000

  $          2,641,893

 Pharmaceuticals - 0.4%

        2,020,000

 (d)

 NR/NR

 KV Pharmaceutical Co., 12.0%, 3/15/15  (144A)

  $          1,840,725

 Total Pharmaceuticals & Biotechnology & Life Sciences

  $          9,162,468

 BANKS - 1.4%

 Diversified Banks - 0.4%

        1,265,000

 (a)(h)

 BB+/Ba3

 ABN AMRO North American Holding Preferred Capital Repackaging Trust I, 6.523%  (144A)

  $          1,170,125

           400,000

 (a)

 NR/Ba2

 Banco Macro SA, 10.75%, 6/7/12

                 296,000

  $          1,466,125

 Regional Banks - 1.0%

        1,225,000

 (a)(h)

 BBB/Baa3

 PNC Financial Services Group, Inc., 8.25%

  $          1,295,730

        1,790,000

 (a)(h)

 BBB+/Baa1

 State Street Capital Trust III, 5.237%

              1,790,788

           750,000

 (a)(d)(h)

 A-/Baa3

 Wells Fargo Capital XV, 9.75%

                 791,250

  $          3,877,768

 Total Banks

  $          5,343,893

 DIVERSIFIED FINANCIALS - 3.2%

 Asset Management & Custody Banks - 0.3%

           975,000

 (c)

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

  $          1,068,850

 Investment Banking & Brokerage - 0.5%

        2,325,000

 (a)(h)

 BBB-/Baa2

 Goldman Sachs Capital II, 5.793%

  $          1,860,000

 Multi-Sector Holdings - 0.6%

        2,200,000

 B/B2

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

  $          2,246,750

 Specialized Finance - 1.8%

           500,000

 BB/Baa3

 Capital One Capital V, 10.25%, 8/15/39

  $             530,000

           695,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

                 762,763

        7,140,000

 (d)

 CCC-/Caa3

 NCO Group, Inc., 11.875%, 11/15/14

              6,033,300

  $          7,326,063

 Total Diversified Financials

  $        12,501,663

 INSURANCE - 7.2%

 Insurance Brokers - 3.3%

        3,305,000

 CCC/Caa1

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

  $          3,495,038

           100,000

 CCC+/B3

 HUB International Holdings, Inc., 9.0%, 12/15/14 (144A)

                 102,000

        4,455,000

 CCC+/Caa1

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

              4,532,963

 GBP

           725,000

 NR/NR

 Towergate Finance PLC, 10.5%, 2/15/19 (144A)

              1,158,132

        2,286,000

 (a)

 CCC/B3

 U.S.I. Holdings Corp., 4.136%, 11/15/14 (144A)

              2,125,980

        1,610,000

 CCC/Caa1

 U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)

              1,614,025

  $        13,028,138

 Multi-Line Insurance - 1.4%

        3,075,000

 (a)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/88 (144A)

  $          4,082,063

        1,100,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/69

              1,548,250

  $          5,630,313

 Property & Casualty Insurance - 1.4%

        5,300,000

 BBB-/Baa3

 Allmerica Financial Corp., 7.625%, 10/15/25

  $          5,523,024

           120,000

 (a)(h)

 BB/Ba2

 White Mountains Insurance Group, Ltd., 7.506% (144A)

                 114,491

  $          5,637,515

 Reinsurance - 1.1%

           375,000

 (a)

 BB+/NR

 Blue Fin, Ltd., 4.693% 4/10/12 (144A)

  $             375,938

           350,000

 (a)

 BB+/NR

 Foundation Re III, Ltd., 5.02%, 2/25/15 (144A)

                 344,365

           250,000

 (a)

 BB/NR

 Ibis Re, Ltd., 10.497%, 5/10/12 (144A)

                 256,050

           800,000

 (a)

 BB/NR

 Lodestone Re, Ltd., 7.27%, 1/8/14, (144A)

                 786,000

           700,000

 (a)

 BB-/NR

 LOMA Reinsurance, Ltd., 9.724%, 12/21/12 (144A)

                 696,710

           300,000

 (a)

 B-/NR

 Montana Re, Ltd., 13.502%, 12/7/12 (144A)

                 288,630

           500,000

 (a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.52%, 4/9/14 (144A)

                 494,100

           450,000

 (a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.02%, 6/6/15 (144A)

                 448,110

           500,000

 (a)

 NR/NR

 Successor X, Ltd., 13.0%, 2/25/14 (144A)

                 488,450

  $          4,178,353

 Total Insurance

  $        28,474,319

 REAL ESTATE - 1.3%

 Real Estate Operating Companies - 1.3%

             98,266

 (a)

 B/NR

 Alto Palermo SA, 11.0%, 6/11/12 (144A)

  $               42,254

        5,000,000

 B-/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

              4,900,000

 Total Real Estate

  $          4,942,254

 SOFTWARE & SERVICES - 2.9%

 Application Software - 0.9%

        1,710,000

 B/B3

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

  $          1,718,550

        1,870,000

 B-/Caa1

 Vangent, Inc., 9.625%, 2/15/15

              1,888,700

  $          3,607,250

 Data Processing & Outsourced Services - 1.0%

        1,783,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

  $          1,747,340

           399,000

 B-/Caa1

 First Data Corp., 9.875%, 9/24/15

                 409,973

        1,783,000

 B-/Caa1

 First Data Corp., 12.625%, 1/15/21 (144A)

              1,907,810

  $          4,065,123

 Systems Software - 1.0%

        4,021,206

 (e)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

  $          3,860,358

 Total Software & Services

  $        11,532,731

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%

 Computer Storage & Peripherals - 0.2%

           580,000

 BBB/Baa3

 Seagate Technology International, 10.0%, 5/1/14 (144A)

  $             672,800

 Total Technology Hardware & Equipment

  $             672,800

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%

 Semiconductors - 0.0%

 CNY

        1,000,000

 BBB/Baa1

 LDK Solar Co., Ltd., 10.0%, 2/28/14

  $             146,980

 Total Semiconductors & Semiconductor Equipment

  $             146,980

 TELECOMMUNICATION SERVICES - 4.8%

 Alternative Carriers - 2.1%

        2,210,000

 B/B2

 Global Crossing, Ltd., 12.0%, 9/15/15

  $          2,574,650

        1,000,000

 B/Ba3

 Paetec Holding Corp., 8.875%, 6/30/17

              1,050,000

        3,865,000

 (d)

 CCC+/Caa1

 Paetec Holding Corp., 9.5%, 7/15/15

              4,009,938

           600,000

 CCC+/Caa1

 Paetec Holding Corp., 9.875%, 12/1/18 (144A)

                 621,750

  $          8,256,338

 Integrated Telecommunication Services - 1.9%

        1,100,000

 B/NR

 Bakrie Telecom PTE, Ltd., 11.5%, 5/7/15 (144A)

  $          1,127,500

        4,295,000

 B-/Caa1

 Broadview Networks Holdings, Inc., 11.375%, 9/1/12

              4,069,513

        2,539,000

 (d)

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

              2,412,050

  $          7,609,063

 Wireless Telecommunication Services - 0.8%

        3,020,000

 B-/B2

 True Move Co., Ltd., 10.75%, 12/16/13 (144A)

  $          3,257,825

 Total Telecommunication Services

  $        19,123,226

 UTILITIES - 2.0%

 Electric Utilities - 1.1%

           310,000

 B-/B2

 Empresa Distribuidora y Comercializadora Note SA, 9.75%, 10/25/22 (144A)

  $             312,325

           885,000

 B-/Caa3

 Energy Future Holdings Corp., 10.0%, 1/15/20

                 939,392

        1,000,000

 BB-/Ba2

 PNM Resources, Inc., 9.25%, 5/15/15

              1,115,000

           350,000

 CCC/B2

 Texas Competitive Electric Holdings Co., LLC, 11.5%, 10/1/20 (144A)

                 343,875

        2,105,000

 (d)

 CC/Caa3

 Texas Competitive Electric Holdings Co., LLC, 15.0%, 4/1/21 (144A)

              1,726,100

  $          4,436,692

 Independent Power Producers & Energy Traders - 0.9%

        1,800,000

 BB-/Ba3

 Intergen NV, 9.0%, 6/30/17 (144A)

  $          1,903,500

        1,500,000

 NR/B2

 Star Energy Geothermal (Wayang Windu), Ltd., 11.5%, 2/12/15 (144A)

              1,672,505

  $          3,576,005

 Total Utilities

  $          8,012,697

 TOTAL CORPORATE BONDS & NOTES

 (Cost $398,139,664)

  $      417,539,386

 CONVERTIBLE BONDS & NOTES - 7.3% of Net Assets

 ENERGY - 1.8%

 Coal & Consumable Fuels - 0.5%

        1,905,000

 BB-/NR

 Massey Energy Co., 3.25%, 8/1/15

  $          2,021,681

 Oil & Gas Drilling - 0.9%

        2,265,000

 (c)

 NR/NR

 Hercules Offshore, Inc., 3.375%, 6/1/38

  $          2,112,113

        1,600,000

 (d)

 BBB/Baa3

 Transocean, Ltd., 1.5%, 12/15/37

              1,598,000

  $          3,710,113

 Oil & Gas Exploration & Production - 0.4%

        1,340,000

 (d)

 BB+/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

  $          1,410,350

 Total Energy

  $          7,142,144

 MATERIALS - 0.9%

 Diversified Chemicals - 0.9%

               4,000

 (f)

 BB-/NR

 Hercules, Inc., 6.5%, 6/30/29

  $          3,680,000

 Total Materials

  $          3,680,000

 TRANSPORTATION - 0.7%

 Marine - 0.7%

        3,511,000

 (b)(d)

 CC/Ca

 Horizon Lines, Inc., 4.25%, 8/15/12

  $          2,843,910

 Total Transportation

  $          2,843,910

 MEDIA - 0.4%

 Movies & Entertainment - 0.4%

        1,832,000

 B-/NR

 Live Nation, Inc., 2.875%, 7/15/27

  $          1,722,080

 Total Media

  $          1,722,080

 HEALTH CARE EQUIPMENT & SERVICES - 1.6%

 Health Care Equipment & Services - 0.8%

        2,837,000

 (c)(d)

 BB+/NR

 Hologic, Inc., 2.0%, 12/15/37

  $          3,241,273

 Health Care Facilities - 0.7%

        1,985,000

 (d)

 B/B2

 LifePoint Hospitals, Inc., 3.25%, 8/15/25

  $          2,047,031

           780,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

                 834,600

  $          2,881,631

 Health Care Services - 0.1%

           361,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

  $             345,206

 Total Health Care Equipment & Services

  $          6,468,110

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

 Electronic Equipment & Instruments - 0.4%

        1,514,000

 B/NR

 L-1 Identity Solutions, Inc., 3.75%, 5/15/27

  $          1,510,215

 Total Technology Hardware & Equipment

  $          1,510,215

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%

 Semiconductors - 0.5%

           500,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

  $             460,000

        1,569,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

              1,355,224

 Total Semiconductors & Semiconductor Equipment

  $          1,815,224

 TELECOMMUNICIATON SERVICES - 1.0%

 Alternative Carriers - 1.0%

        3,025,000

 B-/B3

 Time Warner Telecom, Inc., 2.375%, 4/1/26

  $          3,709,406

 Total Telecommunication Services

  $          3,709,406

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost $20,342,445)

  $        28,891,089

 MUNICIPAL BONDS - 5.3% of Net Assets

 Indiana  - 1.5%

        1,650,000

 NR/Baa3

 East Chicago Industrial Pollution Control Revenue, 7.0%, 1/1/14

  $          1,590,914

        4,250,000

 BBB-/WR

 Indiana Development Finance Authority Revenue, 5.75%, 10/1/11

              4,261,858

  $          5,852,772

 New Jersey - 1.1%

        4,525,000

 B/B3

 New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30

  $          4,513,552

 New York - 0.9%

        3,475,000

 BB-/B1

 New York City Industrial Development Agency Revenue, 7.625%, 12/1/32

  $          3,506,935

 North Carolina  - 1.8%

        6,300,000

 NR/NR

 Charlotte Special Facilities Refunding Revenue, 5.6%, 7/1/27

  $          5,507,271

        1,670,000

 NR/NR

 Charlotte Special Facilities Refunding Revenue, 7.75%, 2/1/28

              1,656,456

  $          7,163,727

 TOTAL MUNICIPAL BONDS

 (Cost $16,904,459)

  $        21,036,986

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.5% of Net Assets

        3,300,000

 (a)(i)

 NR/NR

 Non-Profit Preferred Funding Trust I, 12.0%, 9/15/37 (144A)

  $          2,070,651

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $3,293,400)

  $          2,070,651

 SOVEREIGN DEBT OBLIGATIONS - 1.0% of Net Assets

 Argentina - 0.4%

        1,200,000

 B/B2

 City of Buenos Aires, 12.5%, 4/6/15 (144A)

  $          1,359,000

 Russia - 0.6%

        2,006,800

 BBB/Baa1

 Russia Government International Bond, 7.5%, 3/31/30

  $          2,365,516

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost $2,604,417)

  $          3,724,516

 FLOATING RATE LOAN INTERESTS - 6.4% of Net Assets (j)

 ENERGY - 0.2%

 Coal & Consumable Fuels - 0.2%

           750,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.19%, 8/7/13

  $             749,062

 Total Energy

  $             749,062

 MATERIALS - 0.7%

 Diversified Chemicals - 0.3%

 EURO

           139,649

 B/B1

 Ineos US Finance LLC, Facility Term Loan B-1, 7.5%, 12/16/13

  $             211,186

 EURO

           153,351

 B/B1

 Ineos US Finance LLC, Facility Term Loan C-1, 8.0%, 12/16/14

                 231,907

           326,239

 B/B1

 Ineos US Finance LLC, Senior Credit Facility Term Loan B-2, 7.5%, 12/16/13

                 337,963

           321,147

 B/B1

 Ineos US Finance LLC, Senior Credit Facility Term Loan C-2, 8.0%, 12/16/14

                 332,689

  $          1,113,745

 Steel - 0.4%

        1,534,905

 B/B3

 Niagara Corp. Term Loan B, 8.5%, 6/29/14

  $          1,511,882

 Total Materials

  $          2,625,627

 CAPITAL GOODS - 0.8%

 Aerospace & Defense - 0.8%

        3,120,000

 BB-/B2

 API Technologies Corp., Term Loan, 8.5%, 6/27/16

  $          3,057,600

 Total Capital Goods

  $          3,057,600

 AUTOMOBILES & COMPONENTS - 0.5%

 Auto Parts & Equipment - 0.5%

        1,885,275

 NR/NR

 Metaldyne LLC, Term Loan, 5.25%, 10/22/16

  $          1,888,810

 Total Automobiles & Components

  $          1,888,810

 RETAILING - 0.4%

 Specialty Stores - 0.4%

        1,500,000

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

  $          1,481,250

 Total Retailing

  $          1,481,250

 FOOD, BEVERAGE & TOBACCO - 0.3%

 Packaged Foods & Meats - 0.3%

        1,300,000

 BB-/B2

 Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17

  $          1,321,937

 Total Food, Beverage & Tobacco

  $          1,321,937

 HEATH CARE EQUIPMENT & SERVICES - 1.0%

 Health Care Services - 0.6%

           464,926

 B+/B1

 Aveta, Inc., NAMM Term Loan, 8.5%, 4/14/15

  $             466,669

           785,655

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

                 787,619

        1,140,563

 NR/B1

 Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4/28/15

              1,112,048

  $          2,366,336

 Health Care Technology - 0.3%

        1,365,000

 B/B2

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

  $          1,419,600

 Managed Health Care - 0.1%

           464,926

 B+/B1

 Aveta, Inc., MMM Term Loan, 8.5%, 4/14/15

  $             466,381

 Total Health Care Equipment & Services

  $          4,252,317

 DIVERSIFIED FINANCIALS - 0.5%

 Other Diversified Financial Services - 0.5%

           443,367

 B-/B2

 BNY ConvergEX Group LLC, Second Lien EZE Term Loan, 8.75%, 12/18/17

  $             452,974

        1,056,633

 B-/NR

 BNY ConvergEX Group LLC, Second Lien TOP Term Loan, 8.75%, 12/18/17

              1,079,527

           389,294

 NR/NR

 Long Haul Holdings, Ltd. and PT Bakrie & Brothers TBK, Tranch A Vallar Loan, 0.0%, 3/15/12

                 387,347

           310,706

 B/B2

 Long Haul Holdings, Ltd. and PT Bakrie & Brothers TBK, Tranch B Vallar Loan, 0.0%, 3/15/12

                 309,153

 Total Diversified Financials

  $          2,229,001

 INSURANCE - 0.6%

 Multi-Line Insurance - 0.6%

           370,522

 B/B2

 AmWins Group, Inc., Initial Term Loan  2.756%, 6/8/13

  $             367,975

        2,250,000

 CCC+/B3

 AmWins Group, Inc., Second Lien Initial Term Loan, 5.75%, 6/9/14

              2,075,625

 Total Insurance

  $          2,443,600

 SOFTWARE & SERVICES - 1.1%

 Application Software - 1.1%

        1,700,000

 NR/NR

 Applied Systems, Inc., Second Lien Term Loan, 9.25%, 6/8/17

  $          1,727,098

        2,500,000

 NR/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

              2,550,000

 Total Software & Services

  $          4,277,098

 UTILITIES - 0.3%

 Electric Utilities - 0.3%

        1,316,443

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, Extending Term Loan, 4.17%, 10/10/17

  $          1,029,411

 Total Utilities

  $          1,029,411

 TOTAL FLOATING RATE LOAN INTERESTS

 (Cost $25,034,973)

  $        25,355,713

 COMMON STOCKS - 2.5% of Net Assets

 ENERGY - 0.2%

 Oil & Gas Drilling  - 0.2%

             13,045

 (k)

 Rowan Companies, Inc.

  $             506,276

 Total Energy

  $             506,276

 MATERIALS - 1.4%

 Commodity Chemicals  - 0.2%

             26,430

 (k)

 Georgia Gulf Corp.

  $             638,020

 Diversified Chemicals  - 0.9%

             94,230

 (k)

 LyondellBasell Industries NV, Class A

  $          3,629,740

 Diversified Metals & Mining  - 0.3%

        1,391,615

 (g)(i)(k)

 Blaze Recycling and Metals LLC, Class A Partnership Units

  $             960,214

               3,402

 Freeport-McMoRan Copper & Gold, Inc., Class B

                 179,966

  $          1,140,180

 Steel  - 0.0%

             26,215

 (g)(i)(k)

 KNIA Holdings, Inc., Class A

  $             183,244

 Total Materials

  $          5,591,184

 CAPITAL GOODS - 0.1%

 Building Products  - 0.1%

                  894

 (g)(i)(k)

 Panolam Holdings Co.

  $             438,060

 Total Capital Goods

  $             438,060

 TRANSPORTATION - 0.2%

 Airlines  - 0.2%

             97,306

 (k)

 Delta Airlines, Inc.

  $             892,296

 Total Transportation

  $             892,296

 AUTOMOBILES & COMPONENTS - 0.4%

 Auto Parts & Equipment  - 0.4%

             30,094

 Lear Corp.

  $          1,609,427

 Total Automobiles & Components

  $          1,609,427

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES - 0.2%

 Pharmaceuticals  - 0.2%

             17,818

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

  $             859,184

 Total Pharmaceuticals & Biotechnology & Life Sciences

  $             859,184

 SOFTWARE & SERVICES - 0.0%

 Systems Software  - 0.0%

             10,942

 (g)(i)(k)

 Perseus Holding Corp.

  $                      -

 Total Software & Services

  $                      -

 TOTAL COMMON STOCKS

 (Cost $7,236,238)

  $          9,896,427

 CONVERTIBLE PREFERRED STOCK - 0.5% of Net Assets

 DIVERSIFIED FINANCIALS - 0.5%

 Other Diversified Financial Services - 0.5%

               1,880

 (d)

 Bank of America Corp., 7.25%

  $          1,882,256

 Total Diversified Financials

  $          1,882,256

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $1,383,242)

  $          1,882,256

 PREFERRED STOCK - 0.8% of Net Assets

 DIVERSIFIED FINANCIALS - 0.7%

 Other Diversified Financial Services  - 0.7%

           117,000

 GMAC Capital Trust I, 8.125%

  $          2,971,609

 Total Diversified Financials

  $          2,971,609

 SOFTWARE & SERVICES - 0.1%

 Systems Software  - 0.1%

               5,745

 (i)(k)

 Perseus Holding Corp., 14.0% (144A)

  $             201,075

 Total Software & Services

  $             201,075

 TOTAL PREFERRED STOCK

 (Cost $2,952,990)

  $          3,172,684

 RIGHTS/WARRANTS - 0.0% of Net Assets

 ENERGY - 0.0%

 Oil & Gas Exploration & Production - 0.0%

        2,500,000

 Norse Energy Corp. ASA, Expires 7/1/11

  $                 4,659

        1,310,558

 (i)

 Norse Energy Corp. ASA, Expires 6/16/15

                   62,286

           250,000

 (i)

 Panoro Energy Corp. ASA, Expires 7/1/11

                        466

 Total Energy

  $               67,411

 TOTAL RIGHTS/WARRANTS

 (Cost $598,018)

  $               67,411

 TEMPORARY CASH INVESTMENTS - 12.2% of Net Assets

 Securities Lending Collateral - 12.2%(l)

 Certificates of Deposit:

        1,446,203

 Bank of America NA, 0.19%, 9/2/11

  $          1,446,203

        1,446,203

 Bank of Montreal Chicago, 0.12%, 7/8/11

              1,446,203

           289,240

 Bank of Nova Scotia, 0.25%, 9/29/12

                 289,240

        1,156,962

 Bank of Nova Scotia, 0.30%, 6/11/12

              1,156,962

           809,873

 BBVA Group NY, 0.36%, 7/7/11

                 809,873

           672,484

 BBVA Group NY, 0.47%, 8/10/11

                 672,484

        1,012,342

 BBVA Group NY, 1.19%, 7/26/11

              1,012,342

           202,468

 BNP Paribas Bank NY, 0.27%, 8/5/11

                 202,468

        1,446,203

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

              1,446,203

        1,156,962

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

              1,156,962

           723,084

 National Australia Bank NY, 0.29%, 10/19/11

                 723,084

        1,591,079

 RaboBank Netherland NV NY, 0.29%, 4/2/12

              1,591,079

           867,722

 Royal Bank of Canada NY, 0.32%, 12/2/11

                 867,722

           433,861

 SOCGEN NY, 0.16%, 7/7/11

                 433,861

           289,240

 SOCGEN NY, 0.26%, 7/14/11

                 289,240

           578,481

 SOCGEN NY, 0.28%, 7/11/11

                 578,481

        1,446,203

 Westpac Banking Corp. NY, 0.32%, 12/6/11

              1,446,203

  $        15,568,610

 Commercial Paper:

 578,481

 American Honda Finance, 0.34%, 1/11/12

  $             578,481

 867,479

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 867,479

 529,617

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 529,617

 216,893

 BCSFUN, 0.22%, 7/29/11

 216,893

 1,445,944

 CBAPP, 0.20%, 8/3/11

 1,445,944

 159,204

 General Electric Capital Corp., 0.44%, 11/21/11

 159,204

 1,315,807

 HSBC, 0.17%, 8/9/11

 1,315,807

 1,301,582

 JPMorgan Chase & Co., 0.30%, 7/17/12

 1,301,582

 1,300,401

 NESCAP, 0.25%, 12/20/11

 1,300,401

 1,156,815

 NORDNA, 0.27%, 7/18/11

 1,156,815

 1,156,882

 PARFIN, 0.25%, 7/11/11

 1,156,882

 723,101

 Royal Bank of Canada NY, 0.30%, 6/29/12

 723,101

 723,023

 SANCPU, 0.39%, 7/11/11

 723,023

 722,304

 SANCPU, 0.73%, 9/1/11

 722,304

 867,267

 Sanofi Aventis, 0.68%, 10/20/11

 867,267

 1,011,726

 SEB, 0.30%, 9/12/11

 1,011,726

 578,262

 SOCNAM, 0.17%, 6/2/11

 578,262

 1,446,203

 Svenska Handelsbanken, 0.29%, 6/29/12

 1,446,203

 1,446,203

 Toyota Motor Credit Corp., 0.32%, 9/8/11

 1,446,203

 614,636

 UXTPP, 0.32%, 7/1/11

 614,636

 722,999

 VARFUN, 0.32%, 8/4/11

 722,999

 167,733

 VARFUN, 0.32%, 8/8/11

 167,733

 404,871

 VARFUN, 0.32%, 8/9/11

 404,871

 434,195

 Wachovia, 0.40%, 3/1/12

 434,195

 578,620

 Wachovia, 0.41%, 10/15/11

 578,620

 289,399

 Wells Fargo & Co., 0.36%, 1/24/12

 289,399

  $        20,759,647

 Tri-party Repurchase Agreements:

 146,732

 Barclays Capital Plc, 0.01%, 7/1/11

  $             146,732

 1,446,203

 Deutschebank AG, 0.01%, 7/1/11

 1,446,203

 1,446,203

 HSBC Bank USA NA, 7.01%, 6/1/11

 1,446,203

 4,338,608

 RBS Securities, Inc., 7.02%, 6/1/11

 4,338,608

  $          7,377,746

  Shares

 Money Market Mutual Funds:

 2,313,924

 Dreyfus Preferred Money Market Fund

  $          2,313,924

 2,313,924

 Fidelity Prime Money Market Fund

 2,313,924

  $          4,627,848

 Total Securities Lending Collateral

  $        48,333,851

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $48,333,851)

  $        48,333,851

 TOTAL INVESTMENTS IN SECURITIES - 145.2%

 (Cost $540,097,415) (m)(n)

  $      575,233,630

 OTHER ASSETS AND LIABILITIES - (7.1)%

  $      (28,093,151)

 PREFERRED SHARES AT REDEMPTION VALUE,

 INCLUDING DIVIDENDS PAYABLE - (38.1)%

  $    (151,006,520)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%

  $      396,133,959

 NR

 Security not rated by S&P or Moody's.

 WR

 Withdrawn rating

 (144A)

 Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2011, the value of these securities amounted to

 $209,274,512 or 52.8% of total net assets applicable to common shareowners.

 (a)

 Floating rate note.  The rate shown is the coupon rate at June 30, 2011.

 (b)

 Security is in default and is non-income producing.

 (c)

 Debt obligation initially issued at one coupon which converts to another coupon at a specific date.

 The rate shown is the rate at June 30, 2011

 (d)

 At June 30, 2011, the following securities were out on loan:

 Principal

 Amount

 USD($)

 Description

  Market Value

      1,000,000

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

  $          1,057,500

      2,800,000

 Affinity Group, Inc., 11.5%, 12/1/16 (144A)

              2,940,000

      4,000,000

 Burger King Capital Holdings LLC, 0.0%, 4/15/19  (144A)

              2,310,000

      1,386,000

 Burger King Corp., 9.875%, 10/15/18

              1,476,090

         700,000

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

                 736,750

      1,325,000

 Chesapeake Energy Corp., 2.5%, 5/15/37

              1,394,563

      2,172,000

 Cincinnati Bell, Inc., 8.75%, 3/15/18

              2,063,400

      1,070,000

 Graphic Packaging International, Inc., 9.5%, 8/15/13

              1,080,700

      2,808,600

 Hologic, Inc., 2.0%, 12/15/37

              3,208,826

      3,473,000

 Horizon Lines, Inc., 4.25%, 8/15/12

              2,813,130

      2,598,000

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)

              2,565,525

      1,198,000

 KV Pharmaceutical Co., 12.0%, 3/15/15  (144A)

              1,091,677

      1,965,000

 LifePoint Hospitals, Inc., 3.25%, 8/15/25

              2,026,406

         750,000

 Manitowoc Co., Inc., 9.5%, 2/15/18

                 814,688

      5,118,000

 Mueller Water Products, Inc., 7.375%, 6/1/17

              4,810,920

      2,000,000

 NCO Group, Inc., 11.875%, 11/15/14

              1,690,000

      1,200,000

 Ono Finance II PLC, 10.875%, 7/15/19 (144A)

              1,278,000

      1,149,000

 Paetec Holding Corp., 9.5%, 7/15/15

              1,192,087

      1,553,000

 Pilgrim's Pride Corp., 7.875%, 12/15/18 (144A)

              1,436,525

         396,500

 Pinnacle Entertainment, Inc., 8.75%, 5/15/20

                 415,334

         300,000

 Rosetta Resources, Inc., 9.5%, 4/15/18

                 332,250

      1,200,000

 Sally Holdings LLC, 10.5%, 11/15/16

              1,281,000

         100,000

 Sonic Automotive, Inc., 8.625%, 8/15/13

                 100,750

      1,000,000

 Swift Services Holdings, Inc., 10.0%, 11/15/18

              1,057,500

           80,000

 Texas Competitive Electric Holdings Co., LLC, 15.0%, 4/1/21 (144A)

                   65,600

      1,670,000

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

              1,799,425

      1,499,000

 Transocean, Ltd., 1.5%, 12/15/37

              1,497,126

         500,000

 Vertellus Specialties, Inc., 9.375%, 10/1/15 (144A)

                 517,500

         700,000

 Wells Fargo Capital XV, 9.75%

                 738,500

      2,600,000

 Yankee Acquisition Corp., 8.5%, 2/15/15

              2,678,000

  Shares

                100

 Bank of America Corp., 7.25%

                 100,120

  $        46,569,892

 (e)

 Payment-in Kind (PIK) security which may pay interest in additional principal amount.

 (f)

 Security is priced as a unit.

 (g)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (h)

 Security is a perpetual bond and has no definite maturity date.

 (i)

 Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is

 $5,047,418. The aggregate value of $3,853,244 represents 1.0% of total net assets applicable to common shareowners.

 (j)

 Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major

 European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks,

 (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at June 30, 2011.

 (k)

 Non-income producing.

 (l)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (m)

 At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $542,607,397 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

  $        55,418,098

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

          (22,791,865)

 Net unrealized gain

  $        32,626,233

 For financial reporting purposes net unrealized gain was $35,136,215 and cost of investments aggregated $540,097,415.

 (n)

 Distribution of investments by country of issue, as a percentage of total holdings, is as follows:

 United States

                       81.5

 %

 Canada

                         3.6

 Cayman Islands

                         2.7

 Netherlands

                         2.0

 Norway

                         1.6

 Bermuda

                         1.5

 United Kingdom

                         1.5

 Brazil

                         1.3

 Luxembourg

                         1.2

 Other (individually less than 1%)

                         3.1

                     100.0

 %

 Note:  Principal amounts are denominated in U.S. dollars unless otherwise denoted.

 CNY

 Chinese Yuan

 EURO

 Euro

 GBP

 British Pound

 NOK

 Norwegian Krone

 Glossary of Terms:

 (A.D.R.)

 American Depositary Receipt

 Purchases and sales of securities (excluding temporary cash investments) for the period ended June 30, 2011, aggregated

 $38,525,408 and $16,257,159, respectively.

 For the period ended June 30, 2011 the Trust had an unfunded loan commitment of $137,376, (excluding net unrealized appreciation on those commitments of

 $343 as of June 30, 2011) which could be extended at the option of the borrower, pursuant to the loan agreements:

 Unfunded Loan

 Borrower

 Commitment

 National Specialty Hospitals, Inc., Delayed Draw Term Loan

  $                         137,376

 Various inputs are used in determining the value of the Trust’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities using fair value methods are categorized as Level 3.

 The following is a summary of the inputs used as of June 30, 2011, in valuing the Trust’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset backed securities

$
-

$
10,771,286

$
-

$
10,771,286

 Collaterized mortgage obligations

2,491,374

-

2,491,374

 Corporate bonds & notes (environmental & facilities services)

1,249,345

133,492

1,382,837

 Corporate bonds & notes (other industries)

-

416,156,549

-

416,156,549

 Convertible bonds & notes

-

28,891,089

-

28,891,089

 Municipal bonds

-

21,036,986

-

21,036,986

 Municipal collateralized deb obligation

-

2,070,651

-

2,070,651

 Sovereign debt obligation

-

3,724,516

-

3,724,516

 Floating rate loan interests

-

25,355,713

-

25,355,713

 Common stock (diversified metals & mining)

179,966

-

960,214

1,140,180

 Common stock (steel)

-

-

183,244

183,244

 Common stock (building products)

-

-

438,060

438,060

 Common stock (system software)

-

-

-

-

 Common stock (other industries)

8,134,943

-

-

8,134,943

 Convertible preferred stock

1,882,256

-

1,882,256

 Preferred stock

-

3,172,684

-

3,172,684

 Rights/Warrants

66,945

466

-

67,411

 Escrow holdings

-

-

-

-

 Temporary cash investments

-

43,706,003

-

43,706,003

 Money market mutual funds

4,627,848

-

-

4,627,848

 Total

$
14,891,958

$
558,626,662

$
1,715,010

$
575,233,630

 Other Financial Instruments*

$
-

$
(14,934
)

$
-

$
(14,934
)

 *Other financial instruments include foreign exchange contracts and net unrealized gain on unfunded corporate loans.

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance as of 3/31/11

 Realized gain (loss)

 Change in unrealized appreciation (depreciation)

 Net purchases (sales)

 Transfer in and out of Level 3*

 Balance as of 6/30/11

 Corporate bonds & notes (environmental & facilities services)

$
133,492

$
-

$
-

$
-

$
-

$
133,492

 Common stock (diversified metals & mining)

960,214

-

-

-

960,214

 Common stock (steel)

183,244

-

-

-

-

183,244

 Common stock (building products)

438,060

-

-

-

-

438,060

 Ending balance

$
1,715,010

$
-

$
-

$
-

$
-

$
1,715,010

 *Transfers are calculated beginning of period.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.